THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
ANNUAL REPORT TO SHAREHOLDERS
SEPTEMBER 30, 1999

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1999


---------------------------------------------------------------------------------------------
Principal/Share
    Amount                                                                            Value
    (000)                DESCRIPTION
---------------------------------------------------------------------------------------------
               U.S. TREASURY OBLIGATIONS                          97.40%

               U.S. TREASURY NOTES

   $5,250      6.38%                            5/15/00                             5,285,939
    1,700      6.50%                            10/15/06                            1,739,360

               TOTAL U.S. TREASURY OBLIGATIONS
               (COST $7,180,768)                                                   $7,025,299
                                                                                   ----------
               SHORT TERM INVESTMENTS                              0.70%

       51      Galileo Money Market Fund
               (COST $50,855)                                                          50,855
                                                                                   ----------
               TOTAL INVESTMENTS IN SECURITIES
               (COST $7,231,623*)                                 98.10%           $7,076,154

               OTHER ASSETS IN EXCESS OF LIABILITIES               1.90%              137,669
                                                                 -------           ----------
               NET ASSETS (APPLICABLE TO 847,840                 100.00%           $7,213,823
               INSTITUTIONAL SHARES OUTSTANDING)
                                                                 =======           ==========
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
               PER SHARE
               ($7,213,823 / 847,840)                                                   $8.51
                                                                                        =====
               -------------------
               * Also cost for Federal Income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
               Gross unrealized appreciation                                           $7,244
               Gross unrealized depreciation                                        ($162,713)
                                                                                   ----------
                                                                                    ($155,469)
                                                                                   ==========

                        SEE NOTES TO FINANCIAL STATMENTS

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                                      For the
                                                                    Year Ended
                                                                      9/30/99
                                                                    -----------
Investment Income:
 Interest                                                              $515,346

Expenses:
 Investment advisory fee                                                 19,643
 Administration fee                                                      17,589
 Custodian fee                                                            9,405
 Transfer agent fee                                                       3,312
 Legal and audit                                                            550
 Printing                                                                   877
 Trustees fees                                                              652
 Other                                                                    9,504
                                                                     ----------
                                                                         61,532

Less fees voluntarily waived and expenses reimbursed                    (35,996)
                                                                     ----------
 Total operating expenses                                                25,536
                                                                     ----------
Interest expense                                                          5,005
                                                                     ----------
 Total expenses                                                          30,541
                                                                     ----------
Net investment income                                                   484,805
                                                                     ----------

Realized and unrealized gain (loss) on investments:

Net realized gain on:
  Investment transactions                                             1,179,446
  Foreign exchange transactions                                          31,617
Net change in unrealized appreciation(depreciation) on:
  Investments                                                        (1,502,905)
  Foreign currency transactions and forward foreign currency contracts    6,910
                                                                     ----------

Net gain (loss) on investments and foreign currency transactions       (284,932)
                                                                     ----------

Net increase in net assets resulting from operations                   $199,873
                                                                     ==========
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the                   For the Period
                                                                      Year Ended               10/6/97 (a) through
Increase (decrease) in net assets:                                      9/30/99                      9/30/98
                                                                      ----------               -------------------
Operations:
 Net investment income                                                  $484,805                    $1,533,846
 Net realized gain on investments and foreign currency related
  transactions                                                         1,211,063                       166,753
 Net unrealized appreciation on investment and foreign currency
  related transactions                                                (1,495,995)                    1,340,355
                                                                      ----------                   -----------
 Net increase in net assets resulting from operations                    199,873                     3,040,954
                                                                      ----------                   -----------
Distributions to shareholders from:
 Net investment income                                                  (484,805)                   (1,668,846)
 Net realized gain                                                    (1,284,601)                    - - - - -
                                                                      ----------                   -----------
                                                                      (1,769,406)                   (1,668,846)
                                                                      ----------                   -----------
Capital share transactions:
 Proceeds from shares subscribed                                          20,000                    28,735,000
 Net asset value of shares issued in reinvestment
  of dividends                                                         1,857,535                     1,546,802
 Shares redeemed                                                     (24,748,089)                    - - - - -
                                                                      ----------                   -----------
                                                                     (22,870,554)                   30,281,802
                                                                      ----------                   -----------
  Total increase (decrease) in net assets                            (24,440,087)                   31,653,910
                                                                      ----------                   -----------
Net Assets:
 Beginning of period                                                  31,653,910                     - - - - -
                                                                      ----------                   -----------
 End of period                                                        $7,213,823                   $31,653,910
                                                                      ==========                   ===========

--------------------------------------------------------------------------------

(a) Commencement of operations.

                        See Notes to Financial Statements

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                                  For the       For the Period
                                                                                Year Ended   10/6/97 (a) through
                                                                                  9/30/99          9/30/98
                                                                                ----------   -------------------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of period                                               $10.46          $10.00
                                                                                  -------        --------
 Net investment income                                                               0.43            0.51
 Net realized and unrealized gain on investments                                    (0.28)           0.53
                                                                                  -------        --------
  Net increase from investment operations                                            0.15            1.04
                                                                                  -------        --------

 Distributions from net investment income                                           (0.43)          (0.58)
 Distributions from net realized gains                                              (1.67)       - - - - -
                                                                                  -------        --------
  Total dividends and distributions                                                 (2.10)          (0.58)
                                                                                  -------        --------

 Net asset value, end of period                                                     $8.51          $10.46
                                                                                  =======        ========

TOTAL RETURN                                                                         1.86%          10.84%

Ratios / Supplemental data

Net assets, end of period (in thousands)                                           $7,214         $31,654

Ratio of expenses to average net assets                                              0.31%           0.26%(b)
Ratio of expenses to average net assets (excluding interest expense)                 0.26%           0.26%(b)
Ratio of expenses to average net assets (excluding waivers)                          0.68%           0.60%(b)

Ratio of net investment income to average net assets                                 4.94%           5.39%(b)
Ratio of net investment income to average net assets (excluding waivers)             4.57%           5.05%(b)

Portfolio turnover                                                                    78%            164%
--------------------------------------------------------------------------------

(a) Commencement of investment operations.
(b) Annualized.

                        See Notes to Financial Statements

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

     BlackRock Funds SM (the "Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 38 investment portfolios. These financial statements relate to the Fund's Strategic Portfolio I (the "Portfolio"). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.

     The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.

     SECURITY VALUATION: Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values for such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds are valued on the basis of quotations provided by a pricing service which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to- maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. As of September 30, l999, there were no securities valued in accordance with such procedures.

     FUTURES TRANSACTIONS: The Strategic Portfolio I invests in financial futures contracts solely for the purposes of hedging its existing portfolio securities, or securities that the Strategic Portfolio I intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Fund invests in futures contracts and options on futures contracts to commit funds awaiting investments in stocks or to maintain cash liquidity or for other hedging purposes. These portfolios futures contracts obligate a portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING: The Strategic Portfolio I may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio sells or purchases an option an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     OTHER: Securities denominated in currencies other that U.S. dollars are subject to changes in value due to fluctuations in exchange rates.
     Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for the other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION: The books and records of Strategic Portfolio I are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolio isolates that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Portfolio reports certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS: The Strategic Portfolio I enters into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. There were no forward currency contracts held for the Strategic Portfolio I at September 30, 1999.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of specific identification method for both financial reporting and federal income purposes. Interest income is recorded on the accrual basis and the Fund accretes premium or amortizes discount on securities

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

     purchased using the interest method.

     TAXES: No provision is made for federal taxes as its the Fund's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared by the Portfolio each day on "settled" shares (i.e. shares for which the Portfolio has received payment in federal funds) and are paid monthly. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

NOTE 2.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc., a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolio. For its advisory services, BlackRock Advisors Inc., is entitled to receive fees, computed daily and paid monthly, at the annual rate of 0.20% of the Portfolio's average daily net assets.

     BlackRock Advisors, Inc., may, at its discretion, waive all or any portion of its advisory fee for the Portfolio and may reimburse the Portfolio for certain operating expenses. For the year ended September 30, 1999, advisory fees and waiver for the Portfolio were as follows:

                         GROSS                      NET
                        ADVISORY                 ADVISORY
                          FEE         WAIVER        FEE
                          ---         ------        ---
Strategic Portfolio I  $ 19,643      $19,610      $   33

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock Advisors, Inc., and BlackRock Distributors, Inc. ("BDI") act as co-administrators for the Fund. For theses services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio, at the following annual rates: 0.085% of the first $500 million, 0.075% of the next $500 million and 0.065% of assets in excess of $1 billion. In addition, the Portfolio is charged an administration fee based on the following percentage of average daily net assets of the Portfolio: 0.145% of the first $500 million, 0.135% of the next $500 million and 0.125% of assets in excess of $1 billion.

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------


     PFPC, BlackRock Advisors, Inc. and BDI may, at their discretion, waive all or any portion of their administration fees for the Portfolio. For the year ended September 30, 1999, administration fees and waivers for the Portfolio were as follows:

                             Gross                            Net
                         Administration                  Administration
                              Fee             Waiver          Fee
                              ---             ------          ---
Strategic Portfolio I       $17,589          $16,386        $1,203

     In addition, PFPC Trust Co. (formerly PNC Bank, National Association) serves as custodian for the Portfolio. PFPC serves as transfer and dividend disbursing agent.

NOTE 3.  PORTFOLIO SECURITIES

     Purchases and sales of investment securities, other than short-term investments and government securities, for the year ended September 30, 1999 were $0 and $7,683,883 respectively. Purchases and sales of government securities for the year ended September 30, 1999 were $7,362,266 and $22,963,621, respectively.

NOTE 4.  CAPITAL SHARES

Transactions in capital shares were as follows:

                                              For the             For the Period
                                                Year               10/06/97 (a)
                                               Ended                 Through
                                              9/30/99               09/30/98
                                              -------             --------------
Shares sold ..............................       2,301                2,870,975

Shares issued in reinvestment
of dividends .............................     209,121                  154,205

Shares redeemed ..........................  (2,388,762)                      --
                                            -----------               ---------
Net increase (decrease)                     (2,177,340)               3,025,180
                                            ===========               =========

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------


NOTE 5. AT SEPTEMBER 30, 1999, NET ASSETS CONSISTED OF:

Capital paid-in ................................................    $ 7,398,519

Distributions in excess of net investment income ...............        (29,056)

Net unrealized depreciation on investment transactions and
   foreign exchange contracts ..................................       (155,640)
                                                                    ------------
                                                                    $ 7,213,823
                                                                    ============
---------------
(a) Commencement of Operations

PricwaterhouseCoopers LLP
    [LOGO OMITTED]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the BlackRock Funds:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Strategic Portfolio I of the BlackRock Funds (the "Fund") at September 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/S/PRICEWATERHOUSECOOPERS LLP

November 15, 1999

INVESTMENT ADVISER                         CO-ADMINISTRATOR AND TRANSFER AGENT
BlackRock Advisors, Inc.                   PFPC Inc.
New York, New York 10154                   Wilmington, Delaware 19809

SUB-ADVISER                                CO-ADMINISTRATOR AND DISTRIBUTOR
BlackRock Financial Management, Inc.       BlackRock Distributors, Inc.
New York, New York 10154                   West Conshohocken, Pennsylvania 19428

CUSTODIAN                                  CO-ADMINISTRATOR
PFPC Trust Co.                             BlackRock Advisors, Inc.
Philadelphia, Pennsylvania 19103           New York, New York 10154

                                           COUNSEL
                                           Simpson,Thatcher & Bartlett
                                           New York, New York 10017
                                           (A partnership which includes
                                           professional corporations)

                                           INDEPENDENT ACCOUNTANTS
                                           PricewaterhouseCoopers LLP
                                           Philadelphia, Pennsylvania 19103

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

The BlackRock Funds
103 Bellevue Parkway
Wilmington, DE 19809

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.